Annual Total Returns	Sep. 30, 2020
Short Duration Municipal Fund | Thornburg Short Duration Municipal Fund Class A
Entity Listings [Line Items]
2014	0.35%
2015	0.14%
2016	0.01%
2017	0.89%
2018	0.84%
2019	1.91%
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
2010	3.00%
2011	6.70%
2012	3.07%
2013	(0.19%)
2014	2.99%
2015	1.50%
2016	(0.69%)
2017	2.29%
2018	0.88%
2019	3.81%
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class A
Entity Listings [Line Items]
2010	2.53%
2011	9.49%
2012	5.99%
2013	(1.28%)
2014	6.55%
2015	2.11%
2016	(0.50%)
2017	3.61%
2018	0.56%
2019	5.64%
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
2010	3.26%
2011	6.74%
2012	3.44%
2013	0.25%
2014	3.86%
2015	1.66%
2016	(0.99%)
2017	2.05%
2018	0.52%
2019	3.20%
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class A
Entity Listings [Line Items]
2010	3.59%
2011	3.73%
2012	2.01%
2013	(1.87%)
2014	2.32%
2015	0.34%
2016	0.90%
2017	0.60%
2018	0.83%
2019	3.61%
Ultra Short Income Fund | Thornburg Ultra Short Income Fund Class A
Entity Listings [Line Items]
2014	1.34%
2015	0.28%
2016	1.69%
2017	1.31%
2018	1.41%
2019	3.74%
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class A
Entity Listings [Line Items]
2010	6.26%
2011	5.08%
2012	7.50%
2013	(0.17%)
2014	3.47%
2015	0.47%
2016	3.12%
2017	2.27%
2018	0.99%
2019	5.37%
Value Fund | Thornburg Value Fund - Class A | Retail
Entity Listings [Line Items]
2010	9.15%
2011	(13.44%)
2012	10.65%
2013	39.49%
2014	11.50%
2015	3.41%
2016	6.60%
2017	23.33%
2018	(9.69%)
2019	28.88%
Value Fund | Thornburg Value Fund - Class R3 | Retirement
Entity Listings [Line Items]
2010	9.13%
2011	(13.50%)
2012	10.66%
2013	39.56%
2014	11.51%
2015	3.45%
2016	6.65%
2017	23.35%
2018	(9.72%)
2019	28.86%
Growth Fund | Thornburg Core Growth Fund - Class A | Retail
Entity Listings [Line Items]
2010	9.73%
2011	1.35%
2012	21.42%
2013	42.59%
2014	0.07%
2015	2.78%
2016	(2.35%)
2017	23.91%
2018	(2.56%)
2019	28.91%
Growth Fund | Thornburg Core Growth Fund - Class R3 | Retirement
Entity Listings [Line Items]
2010	9.80%
2011	1.28%
2012	21.36%
2013	42.45%
2014	none
2015	2.68%
2016	(2.46%)
2017	23.79%
2018	(2.72%)
2019	28.72%